Schedule of Stock Options, Valuation Assumptions (Details) (Parenthetical) - $ / shares		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Jul. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
Equity [Abstract]
Dividend rate	[1]	0.00%	0.00%
Shares issued, price per share				$ 1.00	$ 1.00	$ 1.00

[1]	The Company used 0% as its expected dividend yield, based on historic policies and future plans.